Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VALUE SERIES, INC
Prospectus Date	rr_ProspectusDate	Apr. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2014